================================================================================

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  12/31/2001
                                               --------------
 Check here if Amendment [ ]; Amendment Number:
                                               --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:        City Capital, Inc.
          ---------------------------------------------
 Address:     1100 Peachtree Street
          ---------------------------------------------
              Suite 1500
          ---------------------------------------------
              Atlanta, GA 30309
          ---------------------------------------------

 Form 13F File Number:  28-3050
                       -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:        Willis P. Dobbs
          ---------------------------------------------
 Title:       President
          ---------------------------------------------
 Phone:       404-874-1110
          ---------------------------------------------

 Signature, Place, and Date of Signing:

     Willis P. Dobbs             Atlanta, GA USA            2/5/02
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                               City Capital, Inc.
                                    FORM 13F
                               December 31, 2001

                                                                                                            Voting Authority
                                                                                                  ---------------------------------
                                                            Value     Shares/  Sh/ Put/  Invstmt    Other
       Name of Issuer           Title of class    CUSIP    (x$1000)   Prn Amt  Prn Call  Dscretn  Managers    Sole     Shared  None
------------------------------  --------------  ---------  -------- ---------- --- ----  -------  -------- ----------  ------  ----
AGILENT TECHNOLOGIES INC             COM        00846u101     1325       46472 SH          Sole                 46472
AMERICAN INTL GROUP                  COM        026874107     5132       64630 SH          Sole                 64630
AUTOMATIC DATA PROCESSING            COM        053015103     5521       93743 SH          Sole                 93743
BANK ONE CORP COM                    COM        06423a103      382        9787 SH          Sole                  9787
BERKSHIRE HATHAWAY CLB               COM        846702074     4558        1805 SH          Sole                  1805
CAPITAL ONE FINANCIAL CORP           COM        14040h105     5729      106192 SH          Sole                106192
CHARLES SCHWAB CORP NEW              COM        808513105      267       17285 SH          Sole                 17285
CHOICEPOINT INC                      COM        170388102      304        6000 SH          Sole                  6000
CINTAS                               COM        172908105     3883       80887 SH          Sole                 80887
CITIGROUP INC.                       COM        172967101     5775      114397 SH          Sole                114397
COCA COLA CO                         COM        191216100     6063      128594 SH          Sole                128594
COLONIAL BANCGROUP INC               COM        195493309      225       16000 SH          Sole                 16000
ENTREMED INC COM                     COM        29382f103      356       42184 SH          Sole                 42184
EXXON MOBIL CORP                     COM        30231G102      277        7040 SH          Sole                  7040
FOREST LABS CL A                     COM        345838106     5959       72710 SH          Sole                 72710
GENERAL ELECTRIC CO                  COM        369604103     3430       85586 SH          Sole                 85586
HOME DEPOT                           COM        43707G102     3619       70949 SH          Sole                 70949
INTEL CORP                           COM        458140100     1936       61544 SH          Sole                 61544
JEFFERSON PILOT CORP                 COM        475070108     2243       48480 SH          Sole                 48480
JOHNSON & JOHNSON                    COM        478160104     7472      126434 SH          Sole                126434
LILLY ELI & CO                       COM        532457108     2248       28622 SH          Sole                 28622
MEDTRONIC INC.                       COM        585055106     6696      130746 SH          Sole                130746
MERCK & CO INC                       COM        589331107     5400       91834 SH          Sole                 91834
MICROSOFT                            COM        594918104     4115       62117 SH          Sole                 62117
NORTHERN TRUST CORP                  COM        665859104     4507       74835 SH          Sole                 74835
PAYCHEX INC                          COM        704326107     4398      126188 SH          Sole                126188
PEPSICO INC.                         COM        713448108     3765       77333 SH          Sole                 77333
PFIZER INC                           COM        717081103      543       13629 SH          Sole                 13629
PHARMACIA CORP COM                   COM        71713u102     1992       46710 SH          Sole                 46710
SCIENTIFIC ATLANTA INC COM           COM        808655104     2052       85700 SH          Sole                 85700
STRYKER CORP                         COM        863667101     3901       66830 SH          Sole                 66830
SUNTRUST BKS INC                     COM        867914103     3754       59876 SH          Sole                 59876
SYNOVUS FINANCIAL CORP               COM        87161C105     6444      257248 SH          Sole                257248
T.ROWE PRICE ASSOCIATES, INC         COM        74144T108     1788       51495 SH          Sole                 51495
TELLABS INC.                         COM        879664100     2020      134997 SH          Sole                134997
WAL MART STORES INC                  COM        931142103     5573       96830 SH          Sole                 96830
SCUDDER GROWTH AND INCOME FUND                  460965882      590   28202.440 SH          Sole             28202.440
SCUDDER INTERNATIONAL FUND #68                  811165109      447   12188.060 SH          Sole             12188.060
SSGA S&P 500 INDEX FUND #338                    784924888     1991  105256.330 SH          Sole            105256.330
BRISTOL-MYERS SQUIBB CO                         110122108      265        5200 SH          Sole                  5200
EXXON MOBIL CORP                                302290101      250        6366 SH          Sole                  6366
GLAXOSMITHKLINE PLC-ADR                         377733W10      251        5032 SH          Sole                  5032
PARKER HANNIFIN CORP                            701094104      227        4945 SH          Sole                  4945
STANDARD & PC ORS DEPOSITORY RE                 784621103      588        5145 SH          Sole                  5145
REPORT SUMMARY                       44 DATA RECORDS        128261              0 OTHERS MANAGERS ON WHOSE BEHALF REPORT IS FILED

The report is inaccurate due to missing data.
Missing spot and/or forward FX rates. See the error log for details.

                               City Capital, Inc.
                                    FORM 13F
                               December 31, 2001

                                                                                                            Voting Authority
                                                                                                  ---------------------------------
                                                            Value     Shares/  Sh/ Put/  Invstmt    Other
       Name of Issuer           Title of class    CUSIP    (x$1000)   Prn Amt  Prn Call  Dscretn  Managers    Sole     Shared  None
------------------------------  --------------  ---------  -------- ---------- --- ----  -------  -------- ----------  ------  ----
AGILENT TECHNOLOGIES INC             COM        00846u101     1325       46472 SH          Sole                 46472
AMERICAN INTL GROUP                  COM        026874107     5132       64630 SH          Sole                 64630
AUTOMATIC DATA PROCESSING            COM        053015103     5521       93743 SH          Sole                 93743
BANK ONE CORP COM                    COM        06423a103      382        9787 SH          Sole                  9787
BERKSHIRE HATHAWAY CLB               COM        846702074     4558        1805 SH          Sole                  1805
CAPITAL ONE FINANCIAL CORP           COM        14040h105     5729      106192 SH          Sole                106192
CHARLES SCHWAB CORP NEW              COM        808513105      267       17285 SH          Sole                 17285
CHOICEPOINT INC                      COM        170388102      304        6000 SH          Sole                  6000
CINTAS                               COM        172908105     3883       80887 SH          Sole                 80887
CITIGROUP INC.                       COM        172967101     5775      114397 SH          Sole                114397
COCA COLA CO                         COM        191216100     6063      128594 SH          Sole                128594
COLONIAL BANCGROUP INC               COM        195493309      225       16000 SH          Sole                 16000
ENTREMED INC COM                     COM        29382f103      356       42184 SH          Sole                 42184
EXXON MOBIL CORP                     COM        30231G102      277        7040 SH          Sole                  7040
FOREST LABS CL A                     COM        345838106     5959       72710 SH          Sole                 72710
GENERAL ELECTRIC CO                  COM        369604103     3430       85586 SH          Sole                 85586
HOME DEPOT                           COM        43707G102     3619       70949 SH          Sole                 70949
INTEL CORP                           COM        458140100     1936       61544 SH          Sole                 61544
JEFFERSON PILOT CORP                 COM        475070108     2243       48480 SH          Sole                 48480
JOHNSON & JOHNSON                    COM        478160104     7472      126434 SH          Sole                126434
LILLY ELI & CO                       COM        532457108     2248       28622 SH          Sole                 28622
MEDTRONIC INC.                       COM        585055106     6696      130746 SH          Sole                130746
MERCK & CO INC                       COM        589331107     5400       91834 SH          Sole                 91834
MICROSOFT                            COM        594918104     4115       62117 SH          Sole                 62117
NORTHERN TRUST CORP                  COM        665859104     4507       74835 SH          Sole                 74835
PAYCHEX INC                          COM        704326107     4398      126188 SH          Sole                126188
PEPSICO INC.                         COM        713448108     3765       77333 SH          Sole                 77333
PFIZER INC                           COM        717081103      543       13629 SH          Sole                 13629
PHARMACIA CORP COM                   COM        71713u102     1992       46710 SH          Sole                 46710
SCIENTIFIC ATLANTA INC COM           COM        808655104     2052       85700 SH          Sole                 85700
STRYKER CORP                         COM        863667101     3901       66830 SH          Sole                 66830
SUNTRUST BKS INC                     COM        867914103     3754       59876 SH          Sole                 59876
SYNOVUS FINANCIAL CORP               COM        87161C105     6444      257248 SH          Sole                257248
T.ROWE PRICE ASSOCIATES, INC         COM        74144T108     1788       51495 SH          Sole                 51495
TELLABS INC.                         COM        879664100     2020      134997 SH          Sole                134997
WAL MART STORES INC                  COM        931142103     5573       96830 SH          Sole                 96830
SCUDDER GROWTH AND INCOME FUND                  460965882      590   28202.440 SH          Sole             28202.440
SCUDDER INTERNATIONAL FUND #68                  811165109      447   12188.060 SH          Sole             12188.060
SSGA S&P 500 INDEX FUND #338                    784924888     1991  105256.330 SH          Sole            105256.330
BRISTOL-MYERS SQUIBB CO                         110122108      265        5200 SH          Sole                  5200
EXXON MOBIL CORP                                302290101      250        6366 SH          Sole                  6366
GLAXOSMITHKLINE PLC-ADR                         377733W10      251        5032 SH          Sole                  5032
PARKER HANNIFIN CORP                            701094104      227        4945 SH          Sole                  4945
STANDARD & PC ORS DEPOSITORY RE                 784621103      588        5145 SH          Sole                  5145
REPORT SUMMARY                       44 DATA RECORDS        128261              0 OTHERS MANAGERS ON WHOSE BEHALF REPORT IS FILED

The report is inaccurate due to missing data.
Missing spot and/or forward FX rates. See the error log for details.